Expense Example	Feb. 26, 2026 USD ($)
Commonwealth Australia/New Zealand Fund | Commonwealth Australia/New Zealand Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 292
Expense Example, with Redemption, 3 Years	895
Expense Example, with Redemption, 5 Years	1,523
Expense Example, with Redemption, 10 Years	3,214
Africa Fund | Africa Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	964
Expense Example, with Redemption, 5 Years	1,770
Expense Example, with Redemption, 10 Years	3,873
Commonwealth Japan Fund | Commonwealth Japan Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,612
Expense Example, with Redemption, 10 Years	3,540
Commonwealth Global Fund | Commonwealth Global Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	802
Expense Example, with Redemption, 5 Years	1,370
Expense Example, with Redemption, 10 Years	2,915
Commonwealth Real Estate Securities Fund | Commonwealth Real Estate Securities Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	817
Expense Example, with Redemption, 5 Years	1,395
Expense Example, with Redemption, 10 Years	$ 2,964